Summary of Significant Accounting Policies - Concentration of credit risk (Details)	6 Months Ended
Jun. 30, 2012
Concentration Risk [Line Items]
Cash on deposit, number of financial institutions which had deposits in excess of current federally insured limits	0
Number of owned properties (in number of properties)	16
FLORIDA
Concentration Risk [Line Items]
Number of owned properties (in number of properties)	1
TEXAS
Concentration Risk [Line Items]
Number of owned properties (in number of properties)	4
Gross annualized rental revenue | Credit concentration risk | FLORIDA
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%
Gross annualized rental revenue | Credit concentration risk | TEXAS
Concentration Risk [Line Items]
Concentration risk, percentage	29.00%
Walgreen co. | Gross annualized rental revenue | Customer concentration risk
Concentration Risk [Line Items]
Concentration risk, percentage	27.00%
Nordstrom inc. | Gross annualized rental revenue | Customer concentration risk
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%
HEB grocery company | Gross annualized rental revenue | Customer concentration risk
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%
CVS caremark corporation | Gross annualized rental revenue | Customer concentration risk
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%
Drugstore industry | Gross annualized rental revenue | Customer concentration risk
Concentration Risk [Line Items]
Concentration risk, percentage	43.00%
Apparel industry | Gross annualized rental revenue | Customer concentration risk
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%
Grocery industry | Gross annualized rental revenue | Customer concentration risk
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%